Assets Held for Sale - Summary of Disposal Group Comprised Assets and Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets And Liabilities Held For Sale [Line Items]
Property, plant and equipment	€ 85,306	€ 102,523	€ 111,086
Inventories	63,909	69,685	€ 84,227	€ 91,077
Trade receivables	33,934	29,187
Long-term borrowings	9,302	€ 14,091
Total liabilities held for sale	3,386
Disposal Groups Classified as Held For Sale [member]
Assets And Liabilities Held For Sale [Line Items]
Property, plant and equipment	1,620
Intangible assets	9
Inventories	971
Trade receivables	1,304
Other financial assets	65
Total assets held for sale	3,969
Long-term borrowings	344
Employees’ leaving entitlement	408
Trade payables and other financial liabilities	2,634
Total liabilities held for sale	€ 3,386